CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 2,706,388	$ 921,860	$ 4,917,368	$ 2,435,448	$ 4,719,862	$ 358,848
Cost of revenue	(214,530)	(119,156)	(592,342)	(296,029)	(434,379)	(153,161)
Gross profit	2,491,858	802,704	4,325,026	2,139,419	4,285,483	205,687
Operating expenses:
General and administrative expenses	(999,072)	(415,437)	(2,124,550)	(970,951)	(2,605,985)	(205,821)
Income (loss) from operations	1,492,786	387,267	2,200,476	1,168,468	1,679,498	(134)
Other income (loss)	(5,201)	59	(4,718)	122	2,085	10
Income (loss) before provision for income taxes expense	1,487,585	387,326	2,195,758	1,168,590	1,681,583	(124)
Provision for income taxes	(343,512)	(68,214)	(480,414)	(205,116)	(312,046)	(3,545)
Net income (loss)	1,144,073	319,112	1,715,344	963,474	1,369,537	(3,669)
Foreign currency translation adjustment	(22,523)	(4,006)	(21,903)	(2,302)	526	(733)
Comprehensive income(loss)	$ 1,121,550	$ 315,106	$ 1,693,441	$ 961,172	$ 1,370,063	$ (4,402)
Earnings (loss) per common share - basic and diluted (in dollars per share)	$ 0.12	$ 0.04	$ 0.18	$ 0.12	$ 0.01	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted (in shares)	9,452,919	8,339,040	9,407,386	8,339,040	214,578,213	209,976,000